Goodwill, License Cost and Other Intangible Assets - License costs and other intangible assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 161,264	$ 242,960
Accumulated Amortization	(99,887)	(157,467)
Total	61,377	85,493
License costs
Finite-Lived Intangible Assets [Line Items]
Gross Amount	147,087	225,835
Accumulated Amortization	(85,813)	(140,849)
Total	$ 61,274	84,986
Subscriber relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years
Gross Amount	$ 12,781	13,485
Accumulated Amortization	(12,678)	(12,978)
Total	$ 103	507
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	6 years
Gross Amount	$ 1,396	3,640
Accumulated Amortization	(1,396)	(3,640)
Total	$ 0	$ 0
Minimum | License costs
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years
Maximum | License costs
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	20 years